Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Significant Accounting Policies
2. SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. These estimates and judgments include, but are not limited to, revenue recognition (including performance obligations, provisions for contract losses, variable consideration and other obligations such as product returns), realizability of deferred fulfillment costs, inventory, warranty cost, accounting for stock-based compensation (including performance-based assessments), and accounting for income taxes and related valuation allowances. Actual results may differ from estimates.
Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The Company’s cash equivalents consist of money market funds. Restricted cash represents cash on deposit with a financial institution as collateral for the Company’s corporate credit cards and an irrevocable standby letter of credit as security for the Company’s obligations under the lease for its headquarters in Massachusetts. The Company has included restricted cash as a non-current
asset for the years ended December 31, 2021 and 2020.
Revenue Recognition
On January 1, 2018, the Company adopted ASC 606 using the modified retrospective method. See Note 7, “
Revenue
”, for our revenue recognition policy.
Concentration of Credit Risk and Significant Customers
Financial instruments which potentially expose the Company to concentrations of credit risk consist of accounts receivable and cash and cash equivalents.
At December 31, 2021 and 2020, two customers and three customers accounted for approximately 100% of the Company’s accounts receivable balance, respectively. For the year ended December 31, 2021, the Company generated approximately 32%, 27%, 14% and 12% of revenues from four significant customers. For the year ended December 31, 2020, the Company generated approximately 70% and 30% of revenues from two
significant customers. The Company believes that credit risks associated with these
contracts are not significant due to the customers’ financial strength.
The Company places cash and cash equivalents with high-quality financial institutions. The Company is exposed to credit risk in the event of default by these institutions to the extent the amount recorded on the consolidated balance sheets exceeds federally insured limits.

Warrant Liabilities
The Company classifies Private Placement Warrants and Public Warrants (both defined and discussed in Note 16, “
Common Stock and Warrants
” as liabilities. At the end of each reporting period, changes in fair value during the period are recognized as change in fair value of warrant liabilities within other (expense) income, net within the consolidated statements of operations and comprehensive loss. The Company will continue to adjust the warrant liability for changes in the fair value until the earlier of a) the exercise or expiration of the warrants or b) redemption of the warrants, at which time the warrants will be reclassified to additional paid-in
capital.
Fair Value Measurements
The Company’s fair value measurements are estimated pursuant to a fair value hierarchy that requires us to maximize the use of observable inputs and minimize the use of unobservable inputs. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date, giving highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobservable data (Level 3). In some cases, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The lowest level input that is significant to a fair value measurement in its entirety determines the applicable level in the fair value hierarchy. Assessing the significance of a particular input to the fair value measurement in its entirety requires judgment, considering factors specific to the asset or liability, and may affect the valuation of the assets and liabilities and their placement within the hierarchy level. The three levels of inputs that may be used to measure fair value are defined as:
Level 1 — Quoted prices for identical assets and liabilities traded in active exchange markets.
Level 2 — Observable inputs other than Level 1 that are directly or indirectly observable for the asset or liability, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities inactive markets, or other observable inputs that can be corroborated by observable market data.
Level 3 — Unobservable inputs supported by little or no market activity for financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
Accounts Receivable
The Company evaluates the collectability of outstanding receivables and provides an allowance for receivables when collection becomes doubtful. Provisions are made based upon a specific review of all significant outstanding invoices and the overall quality and age of those invoices not specifically reviewed. The Company’s receivables amounted to approximately $13.3 million and $16.8 million as of December 31, 2021 and 2020, respectively. The Company believes that credit risks associated with these contracts are not significant. To date, the Company has not experienced any losses associated with accounts receivable and does not maintain an allowance for doubtful accounts.
Inventories
Inventories are stated at the lower of cost or net realizable value, with cost determined by use of the average cost method. The Company maintains an inventory reserve for the estimated amount of excess or obsolete inventory.
Contract Assets and Contract Liabilities
Contract assets represent the sale of goods or services to a customer before the Company has the right to obtain consideration from the customer. Contract assets consist of unbilled amounts at the reporting date and are transferred to accounts receivable when the rights become unconditional.

Contract liabilities represent an obligation to transfer goods or services to a customer for which the Company received advanced consideration. Contract liabilities will be recognized as revenue when the contracted deliverables are provided to our customers. See Note 7 for additional information.
Deferred Fulfillment Costs
The Company incurs costs to fulfill obligations under a contract once it is obtained, but before transferring goods or services to the customer. The Company capitalizes deferred fulfillment costs if they are directly related to a specific customer contract, generate or enhance assets used to satisfy the customer contract performance obligations in the future, and are recoverable. The Company’s deferred fulfillment costs include direct labor related to manufacturing, installation, software services, and direct materials.
Property and Equipment
Property and equipment, including significant betterments to existing facilities, are recorded at cost, less accumulated depreciation. Upon retirement or disposal, the cost and accumulated depreciation are removed from the accounts and any gain or loss is included in income. The Company reviews property and equipment for impairment upon a triggering event. If a review indicates that an impairment occurred, the Company writes down the carrying value of the assets to their fair value. Fair value is determined based on comparable market values, when available, or discounted cash flows. The Company concluded there were no triggering events for the years ended December 31, 2021 and 2020.
Depreciation and Amortization
Depreciation is recorded using the straight-line method over the shorter of the useful life or lease term, when applicable. The Company generally uses estimated useful lives of three years for machinery, furniture, equipment, and software. For leasehold improvements the Company records depreciation over the remaining lease term.
Deferred Rent and Rental Expense
Minimum rent expense is recorded using the straight-line method over the related lease term. The differences between payments required and rental expense are reflected as current and non-current
liabilities rent in the consolidated balance sheets.
Stock-Based Compensation Expense
The Company issues stock-based awards to employees and nonemployees, generally in the form of stock options and restricted stock units (“RSUs”). Stock-based awards are accounted for in accordance with ASC Topic 718,
Compensation — Stock Compensation
, (“ASC 718”). ASC 718 requires all stock-based payments, including grants of employee stock options and modifications to existing stock options, to be recognized in the statements of operations and comprehensive loss based on their fair values. Compensation expense of those awards is recognized over the requisite service period. The Company recognizes forfeitures at the time forfeitures occur.
The Company issued restricted stock to an executive officer which was purchased with proceeds from a partial recourse promissory note. As the underlying restricted stock was not allocated to the recourse and non-recourse
portions of the note, the entire note was treated as
non-recourse
and the shares were treated as stock options for accounting purposes. See Note 8, “
Related Party Transactions
” for additional information.
The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same way the payroll costs or service payments are classified for the related stock-based award recipient.

Our stock-based awards are subject to service or performance-based vesting conditions. Compensation expense related to awards with service-based vesting conditions is recognized on a straight-line basis based on the grant date fair value over the associated service period of the award, which is generally the vesting term. Compensation expense related to awards with pre-established
performance-based vesting conditions is recognized based on the grant date fair value over the requisite service period using the accelerated attribution method to the extent achievement of the performance condition is probable.
The fair value of stock-based awards were estimated using the Black-Scholes option pricing model or a lattice model, which requires the input of highly subjective assumptions, including (i) the expected volatility of our stock, (ii) the expected term of the award, (iii) the risk-free interest rate, and (iv) expected dividends. Due to the lack of a public market for the trading of our common stock prior to the Merger and a lack of company-specific historical and implied volatility, estimates of expected volatility are based on the historical volatility of a group of similar companies that are publicly traded. Expected life of our stock options are estimated using the “simplified” method, whereby, the expected life equals the average of the vesting term and the original contractual term of the option. The risk-free interest rates for periods within the expected life of the option were based on the U.S. Treasury yield curve in effect during the period the options were granted.
The fair value of RSUs are determined based on the closing quoted price of the Company’s common stock on the date of the grant. See Note 10, “
Stock-Based Compensation
”, for more information on the Company’s stock plans and share-based compensation expense.
Research and Development
Costs incurred in the research and development of the Company’s products are expensed as incurred.
Warranty
The Company accrues an estimate warranty expense based on expected warranty claims and costs to be incurred. Product warranty reserves are recorded in accrued expenses.
Income Taxes
Income taxes are recorded in accordance with ASC Topic 740,
Income Taxes
(“ASC 740”), which provides for deferred taxes using an asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax reporting basis of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Valuation allowances are provided if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company evaluated available evidence and concluded that the Company may not realize the benefit of its deferred tax assets; therefore, a valuation allowance has been established for the full amount of the net deferred tax assets.
The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of December 31, 2021 and 2020, the Company did not have any significant uncertain tax positions. The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. See Note 12, “
Income Taxes
” for additional information.
Net Loss Per Common Share
As a result of the Merger, the Company has retroactively restated the weighted average shares outstanding prior to July 21, 2021, to give effect to the Exchange Ratio.

Basic earnings per share is computed by dividing the loss available to common shareholders (numerator) by the weighted average number of shares of Class A common stock and Class C common stock outstanding (denominator) during the period. Diluted earnings per share is calculated using the Company’s weighted-average outstanding common shares including the dilutive effect of stock awards as determined under the treasury stock method and warrants using the if-converted
method. Diluted earnings per share excludes all dilutive potential shares if their effect is antidilutive. See Note 13, “
Net Loss Per Share Attributable to Common Shareholders
” for further details.
Recent Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
2016-02,
Leases (Topic 842). ASU
2016-02
and its related amendments (collectively referred to as ASC 842) requires entities to recognize the assets and liabilities on their balance sheet for the rights and obligations created by most leases and to recognize expense on their income statements over the lease term. ASC 842 will also require disclosures designed to give financial statement users information on the amount, timing, and uncertainty of cash flows arising from leases. The guidance is effective for annual reporting periods beginning after December 15, 2018, and interim periods within those years. The Company adopted ASC 842 on January 1, 2022, using the modified retrospective method, whereby the new guidance will be applied prospectively as of the date of adoption and prior periods will not be restated. While the Company continues to calculate all potential impacts of the standard, the Company expects to record right-of-use
assets of approximately $
8
 million to $
10
 million, and associated lease obligations of approximately $
9
 million to $
11
 million, on its balance sheet primarily related to its leased office space and research facility. The Company expects to elect certain available practical expedients upon adoption of the new guidance, including practical expedients that provide that an entity need not reassess whether an existing contract contains a lease and allows entities to carry forward the classification of current operating and capital leases into the new operating and financing classifications. The Company will also exclude leases with an expected term of less than one year from the application of ASC 842. In determining the estimated value of the right-use
assets and lease liabilities provided above, the Company considered the remaining contractual term of the leases as well as the likelihood that the leases will be renewed.
In June 2016, the FASB issued ASU
2016-13,
Measurement of Credit Losses on Financial Instruments. This ASU amends the impairment model by requiring entities to use a forward-looking approach based on expected losses rather than incurred losses to estimate credit losses on certain types of financial instruments. This may result in the earlier recognition of allowances for losses. The guidance is effective for the Company for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. The Company does not expect the adoption of this ASU to have a significant impact on its consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes — Simplifying the Accounting for Income Taxes. The ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles as well as clarifying and amending existing guidance to improve consistent application. The amendments to this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. Depending on the amendment, adoption may be applied on the retrospective, modified retrospective or prospective basis. The Company is currently assessing the impact that adoption of this ASU will have on its consolidated financial statements.